Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other general administrative expenses
Schedule of Other general administrative expenses

	2017	2018	2019

Maintenance, conservation and repair	1,227	646	738
Information technology and systems	2,790	4,820	3,851
Stationery and supplies	215	227	150
Advertising and communications	968	890	965
Rents	1,963	1,120	653
Administrative services	936	503	1,737
Taxes other than income tax	1,454	1,820	2,037
Surveillance and cash courier services	894	979	1,248
Insurance premiums	78	75	95
Travel costs	293	364	325
Other administrative expenses	1,871	2,851	2,031
	12,689	14,295	13,830

Schedule of audit and tax services

	2017	2018	2019

Audit fees and audit-related fees (*)	72	88	103
Tax fees	1	1	—
	73	89	103

(*)The audit-related fees amounted to 14 million pesos in 2017, 7 million pesos in 2018 and 26 million pesos in 2019.